Shareholders' Equity (Schedule of Shares) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common shares [Member]
Increase Decrease In Stockholders Equity [RollForward]
Shares issued and outstanding, beginning of the year	114,853,000	114,994,000
Common shares issued, during the year	0	0
Common shares issued on exercise of options, during the year	12,000	9,000
Repurchase of common shares, during the year	(2,681,000)	0
Restricted common shares purchased, during the year	(168,000)	(218,000)
Restricted common shares forfeited, during the year	13,000	8,000
Restricted common shares vested, during the year	78,000	60,000
Shares issued and outstanding, end of year	112,107,000	114,853,000
Restricted shares [Member]
Increase Decrease In Stockholders Equity [RollForward]
Shares issued and outstanding, beginning of the year	322,000	172,000
Restricted common shares purchased, during the year	168,000	218,000
Restricted common shares forfeited, during the year	(13,000)	(8,000)
Restricted common shares vested, during the year	(78,000)	(60,000)
Shares issued and outstanding, end of year	399,000	322,000